As filed with the Securities and Exchange Commission on November 5, 2013

File No. 333-188056

United States
Securities and Exchange Commission
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ___
Post-Effective Amendment No. 1
(Check appropriate box or boxes)

AQUILA MUNICIPAL TRUST

(Exact Name of Registrant as Specified in Charter)

(212) 697-6666
(Area Code and Telephone Number)

380 Madison Avenue, Suite 2300
New York, New York 10017
(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

Diana P. Herrmann
Aquila Investment Management LLC
380 Madison Avenue, Suite 2300
New York, New York 10017
(Name and Address of Agent for Service)

Copy to: Roger P. Joseph, Esq.
Bingham McCutchen LLP
One Federal Street
Boston, Massachusetts 02110

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

Title of Securities Being Registered: Shares of beneficial interest of Aquila Tax-Free Fund of Colorado, Aquila Churchill Tax-Free Fund of Kentucky, Aquila Narragansett Tax-Free Income Fund and Aquila Tax-Free Fund For Utah, each a series of the Registrant.

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, as amended, pursuant to Section 24(f) under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith because of reliance upon Section 24(f).

This filing will become effective on November 5, 2013, pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

Part A - Prospectus/Proxy Statement and Part B - Statement of Additional Information are incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on June 14, 2013.

PART C

OTHER INFORMATION
AQUILA MUNICIPAL TRUST

ITEM 15. INDEMNIFICATION

No change from the information set forth in Item 30 of the most recently filed Registration Statement of Aquila Municipal Trust (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 33-1857 and 811-4503), as filed with the Securities and Exchange Commission on September 30, 2013 (Accession No. 0000784056-13-000101), which information is incorporated herein by reference.

ITEM 16. EXHIBITS

(1)(a)	Supplemental Declaration of Trust	(4)
(2)(a)	By-Laws	(2)
(3)	Not applicable
(4)	Forms of Agreement and Plan of Reorganization	(*)
(5)	Reference is made to Exhibits (1) and (2) hereof
(6)(a)	Advisory and Administration Agreement - Aquila Tax-Free Fund of Colorado	(4)
(6)(b)	Advisory and Administration Agreement - Aquila Churchill Tax-Free Fund of Kentucky	(4)
(6)(c)	Advisory and Administration Agreement - Aquila Narragansett Tax-Free Income Fund	(4)
(6)(d)	Advisory and Administration Agreement - Aquila Tax-Free Fund For Utah	(4)
(6)(e)	Sub-Advisory Agreement - Aquila Tax-Free Fund of Colorado	(4)
(6)(f)	Sub-Advisory Agreement - Aquila Narragansett Tax-Free Income Fund	(4)
(6)(g)	Investment Advisory Fee Waiver Agreement - Aquila Tax-Free Fund of Colorado	(7)
(6)(h)	Expense Waiver Letter - Aquila Narragansett Tax-Free Income Fund	(7)
(6)(i)	Expense Waiver Letter - Aquila Tax-Free Fund For Utah	(7)
(7)(a)	Distribution Agreement - Aquila Tax-Free Fund of Colorado	(4)
(7)(b)	Distribution Agreement - Aquila Churchill Tax-Free Fund of Kentucky	(4)
(7)(c)	Distribution Agreement - Aquila Narragansett Tax-Free Income Fund	(4)
(7)(d)	Distribution Agreement - Aquila Tax-Free Fund For Utah	(4)
(7)(e)	Anti-Money Laundering Amendment to Distribution Agreement - Aquila Tax-Free Fund of Colorado	(4)
(7)(f)	Anti-Money Laundering Amendment to Distribution Agreement - Aquila Churchill Tax-Free Fund of Kentucky	(4)
(7)(g)	Anti-Money Laundering Amendment to Distribution Agreement - Aquila Narragansett Tax-Free Income Fund	(4)
(7)(h)	Anti-Money Laundering Amendment to Distribution Agreement - Aquila Tax-Free Fund For Utah	(4)
(7)(i)	Form of Sales Agreement for Brokerage Firms	(1)
(7)(j)	Form of Sales Agreement for Financial Institutions	(1)
(7)(k)	Form of Sales Agreement for Investment Advisers	(1)
(8)	Not applicable
(9)(a)	Custody Agreement - Aquila Tax-Free Fund of Colorado	(4)
(9)(b)	Custody Agreement - Aquila Churchill Tax-Free Fund of Kentucky	(4)
(9)(c)	Custody Agreement - Aquila Narragansett Tax-Free Income Fund	(4)
(9)(d)	Custody Agreement - Aquila Tax-Free Fund For Utah	(4)
(10)(a)	Distribution Plan - Aquila Tax-Free Fund of Colorado	(4)
(10)(b)	Distribution Plan - Aquila Churchill Tax-Free Fund of Kentucky	(4)
(10)(c)	Distribution Plan - Aquila Narragansett Tax-Free Income Fund	(4)
(10)(d)	Distribution Plan - Aquila Tax-Free Fund For Utah	(4)
(10)(e)	Shareholder Services Plan - Aquila Tax-Free Fund of Colorado	(4)
(10)(f)	Shareholder Services Plan - Aquila Churchill Tax-Free Fund of Kentucky	(4)
(10)(g)	Shareholder Services Plan - Aquila Narragansett Tax-Free Income Fund	(4)
(10)(h)	Shareholder Services Plan - Aquila Tax-Free Fund For Utah	(4)
(10)(i)	Plan pursuant to Rule 18f-3 under the 1940 Act - Aquila Tax-Free Fund of Colorado	(4)
(10)(j)	Plan pursuant to Rule 18f-3 under the 1940 Act - Aquila Churchill Tax-Free Fund of Kentucky	(4)
(10)(k)	Plan pursuant to Rule 18f-3 under the 1940 Act - Aquila Narragansett Tax-Free Income Fund	(4)
(10)(l)	Plan pursuant to Rule 18f-3 under the 1940 Act - Aquila Tax-Free Fund For Utah	(4)
(11)	Opinion of Counsel (legality of securities being offered) - Aquila Tax-Free Fund of Colorado	(6)
(11)	Opinion of Counsel (legality of securities being offered) - Aquila Churchill Tax-Free Fund of Kentucky	(6)
(11)	Opinion of Counsel (legality of securities being offered) - Aquila Narragansett Tax-Free Income Fund	(6)
(11)	Opinion of Counsel (legality of securities being offered) - Aquila Tax-Free Fund For Utah	(6)
(12)(a)	Final opinion as to tax matters and consent - Aquila Tax-Free Fund of Colorado	(**)
(12)(b)	Final opinion as to tax matters and consent - Aquila Churchill Tax-Free Fund of Kentucky	(**)
(12)(c)	Final opinion as to tax matters and consent - Aquila Narragansett Tax-Free Income Fund	(**)
(12)(d)	Final opinion as to tax matters and consent - Aquila Tax-Free Fund For Utah	(**)
(13)(a)	Shareholder Services Agreement - Aquila Tax-Free Fund of Colorado	(4)
(13)(b)	Shareholder Services Agreement - Aquila Churchill Tax-Free Fund of Kentucky	(4)
(13)(c)	Shareholder Services Agreement - Aquila Narragansett Tax-Free Income Fund	(4)
(13)(d)	Shareholder Services Agreement - Aquila Tax-Free Fund For Utah	(4)
(13)(e)	Transfer Agency Agreement - Aquila Tax-Free Fund of Colorado	(4)
(13)(f)	Transfer Agency Agreement - Aquila Churchill Tax-Free Fund of Kentucky	(4)
(13)(g)	Transfer Agency Agreement - Aquila Narragansett Tax-Free Income Fund	(4)
(13)(h)	Transfer Agency Agreement - Aquila Tax-Free Fund For Utah	(4)
(13)(i)	Anti-Money Laundering Amendment to Transfer Agency Agreement - Aquila Tax-Free Fund of Colorado	(4)
(13)(j)	Anti-Money Laundering Amendment to Transfer Agency Agreement - Aquila Churchill Tax-Free Fund of Kentucky	(4)
(13)(k)	Anti-Money Laundering Amendment to Transfer Agency Agreement - Aquila Narragansett Tax-Free Income Fund	(4)
(13)(l)	Anti-Money Laundering Amendment to Transfer Agency Agreement - Aquila Tax-Free Fund For Utah	(4)
(13)(m)	Customer Identification Services Amendment to Transfer Agency Agreement - Aquila Tax-Free Fund of Colorado	(4)
(13)(n)	Customer Identification Services Amendment to Transfer Agency Agreement - Aquila Churchill Tax-Free Fund of Kentucky	(4)
(13)(o)	Customer Identification Services Amendment to Transfer Agency Agreement - Aquila Narragansett Tax-Free Income Fund	(4)
(13)(p)	Customer Identification Services Amendment to Transfer Agency Agreement - Aquila Tax-Free Fund For Utah	(4)
(14)	Consent of Independent Registered Public Accounting Firm	(6)
(15)	Not applicable
(16)	Powers of Attorney	(4)
(17)(a)	Code of Ethics of the Trust	(3)
(17)(b)	Code of Ethics of the Manager and the Distributor	(3)
(17)(c)	Code of Ethics of Citizens Investment Advisors	(4)
(17)(d)	Code of Ethics of Davidson Fixed Income Management Inc. doing business as Kirkpatrick Pettis Capital Management	(4)
(17)(e)	Proxy Cards	(5)
(17)(f)	Prospectus of Tax-Free Fund of Colorado dated April 25, 2013 and Statement of Additional Information of Tax-Free Fund of Colorado dated April 25, 2013	(4)
(17)(g)	Annual Report of Tax-Free Fund of Colorado, for the fiscal year ended December 31, 2012	(4)
(17)(h)	Prospectus of Churchill Tax-Free Fund of Kentucky dated April 25, 2013 and Statement of Additional Information of Churchill Tax-Free Fund of Kentucky dated April 25, 2013	(4)
(17)(i)	Annual Report of Churchill Tax-Free Fund of Kentucky for the fiscal year ended December 31, 2012	(4)
(17)(j)	Prospectus of Aquila Narragansett Tax-Free Income Fund dated October 25, 2012 and Statement of Additional Information Aquila Narragansett Tax-Free Income Fund dated October 25, 2012	(4)
(17)(k)	Annual Report of Aquila Narragansett Tax-Free Income Fund, for the fiscal year ended June 30, 2012	(4)
(17)(l)	Semi-Annual Report of Aquila Narragansett Tax-Free Income Fund, for the fiscal period ended December 31, 2012	(4)
(17)(m)	Prospectus of Tax-Free Fund For Utah dated October 25, 2012 and Statement of Additional Information Tax-Free Fund For Utah dated October 25, 2012	(4)
(17)(n)	Annual Report of Tax-Free Fund For Utah, for the fiscal year ended June 30, 2012	(4)
(17)(o)	Semi-Annual Report of Tax-Free Fund For Utah, for the fiscal period ended December 31, 2012	(4)
(17)(p)	Annual Report of Tax-Free Fund of Colorado, for the fiscal period ended March 31, 2013	(5)
(17)(q)	Annual Report of Churchill Tax-Free Fund of Kentucky, for the fiscal period ended March 31, 2013	(5)
(17)(r)	Annual Report of Aquila Narragansett Tax-Free Income Fund, for the fiscal period ended March 31, 2013	(5)
(17)(s)	Annual Report of Tax-Free Fund For Utah, for the fiscal period ended March 31, 2013	(5)

(1) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-1857 and 811-4503) as filed with the Securities and Exchange Commission (the "SEC") on October 29, 1997 (Accession No. 0000784056-97-000010).

(2) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File Nos. 33-1857 and 811-4503) as filed with the SEC on October 21, 2005 (Accession No. 0000784056-05-000020).

(3) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 31 to the Registrant's Registration Statement on Form N-1A (File No. 33-1857 and 811-4503) as filed with the SEC on October 21, 2011 (Accession No. 0000784056-11-000027).

(4) Previously filed.  Incorporated herein by reference from the exhibits filed with the Registrant's Initial Registration Statement on Form N-14 (File No. 333-188056) as filed with the SEC on April 22, 2013 (Accession No. 0000707800-13-000014).

(5)  Previously filed.  Incorporated herein by reference from the exhibits filed with Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 (File No. 333-188056) as filed with the SEC on June 4, 2013 (Accession No. 0000784056-13-000047).

(6)  Previously filed.  Incorporated herein by reference from the exhibits filed with Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-14 (File No. 333-188056) as filed with the SEC on June 14, 2013 (Accession No. 0000784056-13-000057).

(7) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File No. 33-1857 and 811-4503) as filed with the SEC on September 30, 2013 (Accession No. 0000784056-13-000101).

(*)   Attached as Exhibit A to the Proxy Statement/Prospectus

(**)  Filed herewith.

ITEM 17. UNDERTAKINGS.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party which is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 5th day of November, 2013.

AQUILA MUNICIPAL TRUST
(Registrant)

By: /s/ Diana P. Herrmann
Diana P. Herrmann, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Diana P. Herrmann	Trustee and President	November 5, 2013
Diana P. Herrmann

/s/ Ernest Calderón*	Trustee	November 5, 2013
Ernest Calderón
/s/ Thomas A. Christopher*	Trustee	November 5, 2013
Thomas A. Christopher
/s/ Gary C. Cornia*	Trustee	November 5, 2013
Gary C. Cornia

/s/ David A. Duffy*	Trustee	November 5, 2013
David A. Duffy
/s/ Grady Gammage, Jr.*	Trustee	November 5, 2013
Grady Gammage, Jr.
/s/ Lyle W. Hillyard*	Trustee	November 5, 2013
Lyle W. Hillyard
/s/ John C. Lucking*	Trustee	November 5, 2013
John C. Lucking
/s/ Anne J. Mills*	Chair of the Board of Trustees	November 5, 2013
Anne J. Mills
/s/ Glenn P. O'Flaherty*	Trustee	November 5, 2013
Glenn P. O'Flaherty
/s/ John C. Partridge*	Trustee	November 5, 2013
John C. Partridge

/s/ James R. Ramsey*	Trustee	November 5, 2013
James R. Ramsey
/s/ Laureen L. White*	Trustee	November 5, 2013
Laureen L. White
/s/ Joseph P. DiMaggio	Chief Financial Officer and Treasurer	November 5, 2013
Joseph P. DiMaggio

* By:                            /s/ Diana P. Herrmann
                Diana P. Herrmann, Attorney-in-Fact

EXHIBIT INDEX

The following exhibits are filed as part of this Registration Statement:

Exhibit No.	Description
(12)(a)	Final opinion as to tax matters and consent - Aquila Tax-Free Fund of Colorado
(12)(b)	Final opinion as to tax matters and consent - Aquila Churchill Tax-Free Fund of Kentucky
(12)(c)	Final opinion as to tax matters and consent - Aquila Narragansett Tax-Free Income Fund
(12)(d)	Final opinion as to tax matters and consent - Aquila Tax-Free Fund For Utah